Accounts Receivable, Net	12 Months Ended
Mar. 31, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 6 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consist of the following:

	As of March 31,
	2023	2024	2024
	S$	S$	US$
Accounts receivable – third parties	11,645,987	12,259,209	9,097,743
Less: Provision for allowance for credit losses – third parties	(727,552)	(751,145)	(557,436)
Accounts receivable, net	10,918,435	11,508,064	8,540,307

As at the end of each reporting period, the aging analysis of accounts receivable, net of provision for allowance for expected credit losses, based on due date is as follows:

	As of March 31,
	2023	2024	2024
	S$	S$	US$
Within 30 days	3,557,013	8,777,769	6,514,115
Between 31 and 60 days	2,565,353	1,407,083	1,044,217
Between 61 and 90 days	1,131,820	1,006,916	747,247
Between 91 and 120 days	1,202,616	316,296	234,728
Over 120 days	2,461,633	—	—
Total accounts receivable, net	10,918,435	11,508,064	8,540,307

For the financial years ended March 31, 2023 and 2024, there’s no outstanding receivables past due more than one year from the end of the reporting period.

Movements of provision for allowance for credit losses — third parties are as follows:

	As of March 31,
	2023	2024	2024
	S$	S$	US$
Provision for allowance for expected credit losses, beginning	513,383	727,552	539,927
Write-off	—	(44,843)	(33,278)
Additions	214,169	68,436	50,787
Provision for allowance for expected credit losses, ending	727,552	751,145	557,436